Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Non-controlling Interests [Member]
Balance at May. 31, 2018	$ 2,008,071	$ 1,584	$ 129,059	$ (1)	$ 244,886	$ 263,518	$ 1,352,543	$ 1,991,589	$ 16,482
Balance, shares at May. 31, 2018		1,583,199,100
Issuance of treasury stock and common shares for nonvested equity shares ("NES")		$ 4	(5)	1
Issuance of treasury stock and common shares for nonvested equity shares ("NES"), Shares		4,818,040
Shares repurchase	(55,962)		(55,952)	(10)				(55,962)
Shares repurchase, shares		(9,520,000)
Share-based compensation expenses	71,336		71,336					71,336
Transfer to statutory reserves						42,011	(42,011)
Net income	227,846						238,065	238,065	(10,219)
Foreign currency translation adjustment	(190,358)				(188,982)			(188,982)	(1,376)
Unrealized gain on available-for-sale investments, net of tax effect	19,483				19,018			19,018	465
Change in non-controlling interests resulting from the initial public offering (the "IPO") of Koolearn Technology Holding Limited ("Koolearn Holding"), net of issuance cost	233,347		139,211					139,211	94,136
Reclassification of redeemable non-controlling interests	206,624		145,690					145,690	60,934
Purchase of non-controlling interests	(16,886)		(15,190)					(15,190)	(1,696)
Non-controlling interests arising from acquisitions	288								288
Disposal of a subsidiary	(291)		(371)					(371)	80
Cumulative-effect adjustment upon adoption of ASU 2016-01 at May. 31, 2019					(97,929)		97,929
Cumulative-effect adjustment upon adoption of ASC Topic 606 at May. 31, 2019	1,101						1,101	1,101
Capital contribution from non-controlling interests	20,498		15,181					15,181	5,317
Balance at May. 31, 2019	2,525,097	$ 1,588	428,959	$ (10)	(23,007)	305,529	1,647,627	2,360,686	164,411
Balance, shares at May. 31, 2019		1,578,497,140		9,520,000
Issuance of treasury stock and common shares for nonvested equity shares ("NES")			(7)	$ 7
Issuance of treasury stock and common shares for nonvested equity shares ("NES"), Shares		6,903,660
Share-based compensation expenses	62,057		41,326					41,326	20,731
Exercise of share options in Koolearn Holding	3,629								3,629
Transfer to statutory reserves						74,549	(74,549)
Net income	354,859						413,333	413,333	(58,474)
Foreign currency translation adjustment	(67,529)				(67,112)			(67,112)	(417)
Unrealized gain on available-for-sale investments, net of tax effect	(748)				(748)			(748)
Purchase of non-controlling interests	(13,370)		(20,045)					(20,045)	6,675
Share option gain	5,752		5,752					5,752
Capital contribution from non-controlling interests	64		103					103	(39)
Balance at May. 31, 2020	$ 2,869,811	$ 1,588	456,088	$ (3)	(90,867)	380,078	1,986,411	2,733,295	136,516
Balance, shares at May. 31, 2020	1,588,017,140	1,585,400,800		2,616,340
Issuance of treasury stock and common shares for nonvested equity shares ("NES")		$ 3	(6)	$ 3
Issuance of treasury stock and common shares for nonvested equity shares ("NES"), Shares		5,706,350
Vested NES		$ 1	(1)
Vested NES (Shares)		1,110,000
HK initial public offering, net of issuance cost	$ 1,482,768	$ 98	1,482,670					1,482,768
HK initial public offering, net of issuance cost (Shares)		97,865,000
Shares repurchase, shares		97,865,000
Share-based compensation expenses	68,880		29,353					29,353	39,527
Exercise of share options in Koolearn Holding	1,929								1,929
Transfer to statutory reserves						67,426	(67,426)
Net income	230,021						334,414	334,414	(104,393)
Foreign currency translation adjustment	327,236				325,288			325,288	1,948
Unrealized gain on available-for-sale investments, net of tax effect	27,318				27,318			27,318
Purchase of non-controlling interests	(19,659)		(19,092)		59			(19,033)	(626)
Shares issuance of Koolearn Holdings	29,872		(128)					(128)	30,000
Balance at May. 31, 2021	$ 5,018,176	$ 1,690	$ 1,948,884	$ 0	$ 261,798	$ 447,504	$ 2,253,399	$ 4,913,275	$ 104,901
Balance, shares at May. 31, 2021	1,690,082,150	1,690,082,150